Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes
—
Note 16
Income taxes
“Income tax expense” consisted of the following:
($ in millions)

2021

2020

2019

Current taxes

1,346 776 855
Deferred taxes

(289) (280) (83)
Income tax expense allocated to continuing operations 1,057 496 772
Income tax expense allocated to discontinued operations 1 322 167
Income tax expense from continuing operations is reconciled

below from the Company’s weighted
‑
average
global tax rate (rather than from the Swiss domestic statutory tax rate) as the parent company of the ABB
Group, ABB Ltd, is domiciled in Switzerland and income generated in jurisdictions outside of Switzerland
(hereafter “foreign jurisdictions”) which has already been subject to corporate income tax in those foreign
jurisdictions is, to a large extent, tax exempt in Switzerland.

There is no requirement in Switzerland for any
parent company of a group to file a tax return of the consolidated group determining domestic and foreign
pre
‑
tax income. As the Company’s consolidated income from

continuing operations is predominantly earned
outside of Switzerland, the weighted
‑
average global tax rate of the Company results from

enacted corporate
income tax rates in foreign jurisdictions.
The reconciliation of “Income tax expense from continuing operations”

at the weighted
‑
average tax rate to the
effective tax rate is as follows:
($ in millions, except % data)

2021

2020

2019

Income from continuing operations before income taxes 5,787 841 1,862
Weighted-average global tax rate 23.7% 22.9% 18.3%
Income taxes at weighted-average tax rate

1,371 193 341
Items taxed at rates other than the weighted-average tax rate

176 3 (7)
Unrecognized tax benefits 151 (38) 133
Changes in valuation allowance, net

(95) 29 198
Effects of changes in tax laws and enacted tax rates

1 23 63
Non-deductible / non-taxable items (542) 232 44
Other, net

(5) 54 —
Income tax expense from continuing operations 1,057 496 772
Effective tax rate for the year 18.3% 59.0% 41.5%
The allocation of consolidated income from continuing operations,

which is predominantly earned outside of
Switzerland, impacts the “weighted-average global tax rate”.

In 2021, gains on sales of businesses increased
the weighted-average global tax rate by approximately 1

percent. In 2019, based on the enacted tax rates

in
the applicable jurisdictions, the loss recorded for the planned sale of the solar inverters business reduced the
weighted-average global tax rate by approximately 2

percent.
In 2021, “Items taxed at rates other than the weighted-average tax rate” included $
107

million for certain
amounts related to the divestment of the Dodge business

.

In 2020 and 2019, the amount was not significant.
In 2021, “Changes in valuation allowance, net” included positive impacts from changes

in certain outlooks in
Europe of $ 82

million.
In 2020, “Changes in valuation allowance, net” predominantly reflects

increases in the valuation allowance
resulting from changes in the expectations at that time of future economic conditions due to impacts at that
time on the Company’s business from the COVID-19

pandemic.
In 2019, “Changes in valuation allowance, net” included adjustments to the valuation allowance in certain
jurisdictions where the Company updated its assessment

that it was more likely than not that such deferred
tax assets would be realized. In 2019, the Company recorded

an increase of $
158

million to the valuation
allowance in certain operations in North America, including

an amount to provide for certain deferred tax
assets arising in 2019.
There were no significant impacts from “Effects

of changes in tax laws and enacted tax rates”

in 2021. In
2020, the amount primarily reflects the impact of changes

to tax rates in certain countries in Asia for
$ 16

million. In 2019, the amount primarily reflects a change in

tax law applicable to a country in Europe. The
benefit in 2019 was mostly offset by a related change

in the valuation allowance,

resulting in a net benefit of
$ 17

million.
In 2021, “Non-deductible / non-taxable items” includes $ 567 million in benefits primarily due to impacts of
divestments and internal reorganizations where the reported

net gain from sale of businesses exceeded the
related taxable gain as well as the impact of a recognition of previously unrecognized outside basis
differences. In 2020, the negative impact was

$
232

million, and included $
82

million for the impairment of
non-deductible goodwill. In addition, the amount in 2020 includes

$
62

million relating to non-operational
pension costs resulting from the settlement of certain defined benefit plans which were principally not
deductible. “Non-deductible / non-taxable items” also

includes other items that were deducted for financial
accounting purposes but are typically not tax deductible, such as certain interest expense costs, local taxes
on productive activities, disallowed amounts for meals and

entertainment expenses and other similar items.
The amounts in 2019 related primarily to these typically

non-deductible items.
In 2021 and 2019, “Unrecognized tax benefits” in the table

above included a net cost of $
150

million and
$ 91

million, respectively,

related to the interpretation for tax law and double

tax treaty agreements by
competent tax authorities. In 2020, “Unrecognized tax

benefits” included a benefit of $
20

million.
In 2020, “Other, net” includes

an expense of $
54

million, related to finalization of tax audits in Europe.
Deferred tax assets and liabilities (excluding amounts

held for sale and in discontinued operations) consisted
of the following:
December 31, ($ in millions)

2021

2020

Deferred tax assets:
Unused tax losses and credits

551 758
Provisions and other accrued liabilities

757 750
Other current assets including receivables 104 114
Pension

338 413
Inventories

266 370
Intangible assets 1,135 901
Other

57 48
Total gross deferred tax asset 3,208 3,354
Valuation allowance

(1,263) (1,518)
Total gross deferred tax asset, net of valuation allowance 1,945 1,836
Deferred tax liabilities:
Property, plant and equipment

(245) (275)
Intangible assets (281) (419)
Other assets (107) (107)
Pension (302) (223)
Other liabilities

(175) (268)
Inventories

(35) (29)
Unremitted earnings of subsidiaries (308) (333)
Total gross deferred tax liability (1,453) (1,654)
Net deferred tax asset (liability ) 492 182
Included in:
“Deferred taxes”—non-current assets 1,177 843
“Deferred taxes”—non-current liabilities (685) (661)
Net deferred tax asset (liability) 492 182
Certain entities have deferred tax assets related to net

operating loss carry
‑
forwards and other items. As
recognition of these assets in certain entities did not meet the more likely than not criterion, valuation
allowances have been recorded.

“Unused tax losses and credits” at December 31,

2021 and 2020, in the
table above, included $ 93

million and $
170

million, respectively,

for which the Company has established a
valuation allowance as, due to limitations imposed by

the relevant tax law, the Company

determined that,
more likely than not, such deferred tax assets would not be realized.
The valuation allowance at December 31, 2021, 2020

and 2019, was $
1,263

million, $
1,518

million and
$ 1,632

million, respectively.
At December 31, 2021 and 2020, deferred tax liabilities

totaling $
308

million and $
333

million, respectively,
have been provided for withholding taxes, dividend distribution taxes or additional corporate income taxes
(hereafter “withholding taxes”) on unremitted earnings

which will be payable in foreign jurisdictions in the
event of repatriation of the foreign earnings to Switzerland.

Income which has been generated outside of
Switzerland and has already been subject to corporate income tax in such foreign jurisdictions is, to a large
extent, tax exempt in Switzerland and therefore, generally

no or only limited Swiss income tax has to be
provided for on the repatriated earnings of foreign subsidiaries.
Certain countries levy withholding taxes on dividend distributions and these taxes cannot always be fully
reclaimed by the Company’s relevant subsidiary

receiving the dividend although the taxes have to be
withheld and paid by the relevant subsidiary distributing

such dividend.

In 2021 and 2020, certain taxes arose
in certain foreign jurisdictions for which the technical

merits do not allow utilization of benefits. At
December 31, 2021 and 2020, foreign subsidiary retained

earnings subject to withholding taxes upon
distribution of approximately $ 100

million and $
100

million, respectively,

were considered as indefinitely
reinvested, as these funds are used for financing current

operations as well as business growth through
working capital and capital expenditure in those countries

and, consequently,

no deferred tax liability was
recorded.
At December 31, 2021, net operating loss carry
‑
forwards of $ 2,170

million and tax credits of $
69

million were
available to reduce future income taxes of certain subsidiaries.

Of these amounts, $
1,258

million of operating
loss carry-forwards and $ 48

million of tax credits will expire in varying amounts

through 2045, while the
remainder are available for carryforward indefinitely.

The largest amount of these carry
‑
forwards related to
the Company’s Europe operations.
Unrecognized tax benefits consisted of the following:
Penalties and
interest
related to
Unrecognized unrecognized
($ in millions) tax benefits tax benefits Total
Classification as unrecognized tax items on January 1, 2019 961 239 1,200
Net change due to acquisitions and divestments

11 7 18
Increase relating to prior year tax positions

202 85 287
Decrease relating to prior year tax positions

(82) (63) (145)
Increase relating to current year tax positions

163 6 169
Decrease due to settlements with tax authorities

(57) (8) (65)
Decrease as a result of the applicable statute of limitations

(83) (28) (111)
Exchange rate differences

(9) (5) (14)
Balance at December 31, 2019, which would, if recognized, affect the effective tax rate 1,106 233 1,339
Net change due to acquisitions and divestments

1 — 1
Increase relating to prior year tax positions

298 96 394
Decrease relating to prior year tax positions

(161) (57) (218)
Increase relating to current year tax positions

390 5 395
Decrease due to settlements with tax authorities

(340) (75) (415)
Decrease as a result of the applicable statute of limitations

(59) (16) (75)
Exchange rate differences

63 6 69
Balance at December 31, 2020, which would, if recognized, affect the effective tax rate 1,298 192 1,490
Net change due to acquisitions and divestments

16 (6) 10
Increase relating to prior year tax positions

240 58 298
Decrease relating to prior year tax positions

(42) (3) (45)
Increase relating to current year tax positions

98 7 105
Decrease due to settlements with tax authorities

(175) (20) (195)
Decrease as a result of the applicable statute of limitations

(72) (22) (94)
Exchange rate differences

(41) (7) (48)
Balance at December 31, 2021, which would, if recognized, affect the effective tax rate 1,322 199 1,521
In 2021, “Increase relating to current year tax positions”

included a total of $
72

million in taxes related to the
interpretation of tax law and double tax treaty agreements by competent tax authorities.
In 2020 and 2019, “Increase relating to current year tax

positions” included a total of $
381

million and
$ 163

million, respectively,

in taxes related to the interpretation of tax law and double tax treaty agreements by
competent tax authorities. In 2020, $ 301

million of the $
381

million is reported as Income tax expense in
discontinued operations.
In 2021, “Increase relating to prior year tax positions” included a total of $
240

million related to the
interpretation of tax law and double tax treaty agreements by competent tax authorities in Europe.
In 2020, “Increase relating to prior year tax positions” is

predominantly related to the interpretation of tax law
and double tax treaty agreements by competent tax authorities in Europe, of which $
73

million is reported as
Income tax expense in discontinued operations.
In 2021, “Decrease relating to prior year tax positions” included a total of $
42

million related to tax risk
assessments in Europe of $ 33

million.
In 2020, “Decrease relating to prior year tax positions”

included a total of $
85

million related to a change of
interpretation of tax law in Asia and changed tax risk assessments in Europe of $
59

million.
In 2021, “Decrease due to settlements with tax authorities”

is predominantly related to tax assessments
received in Europe.
In 2020, “Decrease due to settlements with tax authorities”

is predominantly related to closed tax audits in
Europe.
At December 31, 2021, the Company expected the resolution,

within the next twelve months, of unrecognized
tax benefits related to pending court cases amounting to $ 63 million for income taxes, penalties and interest.
Otherwise, the Company had not identified any other

significant changes which were considered reasonably
possible to occur within the next twelve months.
At December 31, 2021, the earliest significant open tax years that remained subject to examination were the
following:
Region Year
Europe

2015
United States 2018
Rest of Americas 2017
China 2012
Rest of Asia, Middle East and Africa

2011